Note 15 - Fair value Measurement, Additional Information (Detail) (USD $) In Millions	Mar. 31, 2011
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 68,084
Estimated fair value of the Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 70,517